Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of property, equipment and software are stated at cost less accumulated and impairment
Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Servers and computers	3-5 years
Furniture, fixtures, office and other equipment	3-5 years
Leasehold improvements	The shorter of the useful life or term of the lease
Software and others	3-5 years

Schedule of disaggregation of revenue
For the years ended December 31, 2022, 2023 and 2024, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Learning services	3,084,375	3,148,114	2,747,290

Tutoring services	2,886,126	2,914,064	2,384,664
Fee-based premium services	198,249	234,050	362,626
Smart devices	1,256,446	909,192	903,669
Online marketing services	672,361	1,331,902	1,974,960

Total net revenues	5,013,182	5,389,208	5,625,919